Note 3 - Fair Value Measurement (Details Textual) - EBP 91-0369590 002 [Member]	Jun. 30, 2025
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Mutual Fund [Member]
Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	EBP, Nonemployer, Common Stock [Member]